Changes in Non-Cash Operating Items (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	CAD 6,715	CAD (23,640)
Natural gas in storage	3,049	(5,942)
Supplies and consumable inventory	(2,968)	(3,861)
Income taxes receivable	(2,529)	(189)
Prepaid expenses	(7,833)	827
Accounts payable	(18,261)	54,299
Accrued liabilities	(28,495)	32,520
Current income tax liability	1,820	(1,527)
Net regulatory assets and liabilities	37,353	(54,277)
Changes in non-cash operating items	CAD (11,149)	CAD (1,790)